Changes in intangible assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets [Line Items]
Beginning balance		₩ 5,558,714	₩ 4,320,134
Acquisitions		233,375	803,617
Disposals		(26,861)	(18,214)
Amounts transferred from(to) property and equipment		(3,738)	(271)
Impairment	[1],[2],[3],[4]	(41,310)	(151,643)
Amortization	[5]	(252,605)	(267,943)
Effects of foreign currency movements		(1,396)	1,749
Business combination		14,440	871,285
Ending balance		5,480,619	5,558,714
Goodwill
Changes in intangible assets [Line Items]
Beginning balance		4,690,049	3,903,518
Acquisitions		0	0
Disposals		0	0
Amounts transferred from(to) property and equipment		0	0
Impairment	[1],[2],[3],[4]	(14,235)	0
Amortization	[5]	0	0
Effects of foreign currency movements		0	0
Business combination		13,978	786,531
Ending balance		4,689,792	4,690,049
Software
Changes in intangible assets [Line Items]
Beginning balance		129,235	102,393
Acquisitions		64,195	56,834
Disposals		(1)	(428)
Amounts transferred from(to) property and equipment		1,415	697
Impairment	[1],[2],[3],[4]	0	0
Amortization	[5]	(49,159)	(40,578)
Effects of foreign currency movements		(1,150)	848
Business combination		0	9,469
Ending balance		144,535	129,235
Development cost
Changes in intangible assets [Line Items]
Beginning balance		144,100	82,536
Acquisitions		105,101	71,713
Disposals		(75)	(1,310)
Amounts transferred from(to) property and equipment		(7,820)	(968)
Impairment	[1],[2],[3],[4]	0	(474)
Amortization	[5]	(57,690)	(37,832)
Effects of foreign currency movements		(24)	0
Business combination		0	30,435
Ending balance		183,592	144,100
Other
Changes in intangible assets [Line Items]
Beginning balance		595,330	231,687
Acquisitions		64,079	675,070
Disposals		(26,785)	(16,476)
Amounts transferred from(to) property and equipment		2,667	0
Impairment	[1],[2],[3],[4]	(27,075)	(151,169)
Amortization	[5]	(145,756)	(189,533)
Effects of foreign currency movements		(222)	901
Business combination		462	44,850
Ending balance		₩ 462,700	₩ 595,330

[1]	Memberships were impaired. Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount as of December 31, 2019, the impairment loss is recognized.
[2]	The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2019, the impairment loss amounted to W151,523 million. The impairment loss is included in the non-operating expenses in the consolidated statement of comprehensive income.
[3]	The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2020, the impairment loss amounted to W27,133 million. The impairment loss is included in the non-operating expenses in the consolidated statement of comprehensive income.
[4]	The number of customer contacts decreased due to the decrease in the base interest rate in Indonesia in 2020 and the impact of COVID-19. Therefore, reclaimable amount decreased due to reduced loan and increased provisioning by corporate borrowers. PT Bank Shinhan Indonesia's CGUs can recover W 409,968 million. The carrying amount exceeding the recoverable amount of PT Bank Shinhan Indonesia's CGUs is W 14,379 million. The Group recognized as impairment losses of W 14,235 million based on the 99% stake the Group owns.
[5]	Included in general administrative expense and other operating income of the consolidated statements of comprehensive income.